Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Assets:	March 31, 2021	June 30, 2020
Cash	$12,100	$-
Accounts receivable	109,300	-
Inventories	3,200	343,700
Property and equipment, net	-	1,400
Goodwill	-	447,900

Discontinued operations	$124,600	$793,000

Liabilities:	March 31, 2021	June 30, 2020
Accounts payable	$2,900	$20,100
Accrued expenses and taxes	45,000	120,700
Contract liabilities	16,500	69,000
Operating lease liabilities, current portion	-	31,100

	$64,400	$240,900

	Three Months Ended		Nine Months Ended
	March 31,2021	March 31,2020	March 31,2021	March 31,2020
Revenues	$107,800	$241,800	$387,700	$420,000
Cost of goods sold	78,800	237,700	458,500	500,300
Gross profit	29,900	4,100	(70,800)	(80,300)
Selling, general and administrative expenses	12,600	103,700	282,200	280,000
Income (loss from operations)	16,400	(99,600)	(353,000)	(360,300)
Loss on disposal	-	-	(405,400)	-
Income (loss) before income tax benefit	16,400	(99,600)	(758,400)	(360,300)
Income tax benefit, all deferred	-	(16,400)	(179,900)	(67,000)
Net income (loss) attributable to discontinued operations	$16,400	$(83,200)	$(578,500)	$(293,300)

	2020	2019
Assets:
Inventories	$343,700	$208,700
Property and equipment, net	1,400	2,700
Goodwill	447,900	447,900

Discontinued operations	$793,000	$659,300

	June 30, 2020	June 30, 2019
Accounts payable	$20,100	$84,500
Accrued expenses and taxes	120,700	177,500
Contract liabilities	69,000	—
Operating lease liabilities, current portion	31,100	—
	$240,900	$262,000
Revenues	$785,900	$1,814,900
Cost of goods sold	869,900	1,490,600
Gross profit	(84,000)	324,300
Selling, general and administrative expenses	388,500	456,300
Loss from operations before income tax benefit	(472,500)	(132,000)
	(222,600)	(36,000)
Net loss attributable to discontinued operations	$(249,900)	$(96,000)